Notes to the Profit or Loss Statement (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue

in 000' €	2021	2020	2019
Product Sales, Net	66,861	22,983	0
Royalties	65,576	42,467	31,788
License Fees	43	236,094	265
Milestone Payments	19,952	4,825	30,470
Service Fees	19,726	21,329	9,232
Other	7,454	0	0
Licenses, Milestones and Other	47,175	262,248	39,967
Total	179,612	327,698	71,755

Summary of Regional Distribution of Revenue
The following overview shows the Group’s regional distribution of revenue on the basis of the customer location:

in 000' €	2021	2020	2019
Germany	—	—	145
Europe and Asia	23,328	8,640	39,322
USA and Canada	156,284	319,058	32,288
Total	179,612	327,698	71,755

Summary of Satisfaction of Performance Obligations
The following overview shows the timing of the satisfaction of performance obligations:

in 000' €	2021	2020	2019
At a Point in Time	179,569	327,438	71,270
Over Time	43	260	485
Total	179,612	327,698	71,755
Of the total revenues generated in 2021, a total of €85.5 million were recognized from performance obligations that were fulfilled in previous periods and related to milestone payments and royalties (2020: €47.1 million; 2019: €62.0 million).

Summary of Cost of Sales
Cost of sales consisted of the following:

in 000' €	2021	2020	2019
Expensed Acquisition or Production Cost of Inventories	12,618	5,564	0
Personnel Expenses	11,630	11,054	3,233
Impairment (+) and Reversals of Impairment (-) on Inventories	—	(9,933)	8,685
Impairment, Amortization and Other Costs of Intangible Assets	7,409	2,251	0
External Services	289	128	49
Depreciation and Other Costs for Infrastructure	221	98	100
Other Costs	28	12	18
Total	32,195	9,174	12,085

Summary of Research and Development Expenses
Research and development expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	65,941	32,331	28,468
Impairment (+) and Reversals of Impairment (-) on Inventories	0	(3,338)	0
Consumable Supplies	4,055	3,239	2,874
Impairment, Amortization and Other Costs of Intangible Assets	7,859	18,144	5,631
External Services	131,467	77,827	62,373
Depreciation and Other Costs for Infrastructure	11,773	8,669	5,944
Other Costs	4,116	2,498	3,142
Total	225,211	139,370	108,432

Summary of Selling Expenses
Selling expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	63,517	52,823	6,804
Consumable Supplies	86	125	14
Amortization of Intangible Assets	138	8	11
External Services	51,265	50,727	14,313
Depreciation and Other Costs for Infrastructure	870	700	371
Other Costs	5,667	3,360	1,158
Total	121,543	107,743	22,671

Summary of General and Administrative Expenses
General and administrative expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	32,589	29,892	22,574
Consumable Supplies	88	565	389
Amortization of Intangible Assets	596	55	39
External Services	35,892	15,557	10,049
Depreciation and Other Costs for Infrastructure	6,885	4,084	1,739
Other Costs	2,242	1,250	1,875
Total	78,292	51,403	36,665

Summary of Personnel Expenses
Personnel expenses consisted of the following:

in 000' €	2021	2020	2019
Wages and Salaries	158,094	107,841	47,602
Social Security Contributions	11,191	8,043	5,686
Share-based Payment Expense	2,585	8,955	6,654
Other	1,807	1,261	1,138
Total	173,677	126,100	61,080

Summary of Average Number of Employees
The following number of employees as of December 31 of a given year were employed in the various functions and allocated to the segments as follows:

	2021	2020	2019
Production	7	0	0
Research and Development	504	351	300
Selling	94	142	40
General and Administrative	127	122	86
Total	732	615	426
The average number of employees for the 2021 financial year was 678 (2020: 564; 2019: 374).

Summary of Other Income and Expenses, Finance Income and Expenses
The other income is shown in the following overview.

in 000' €	2021	2020	2019
Gain from Deconsolidation of Lanthio Entities	0	379	0
Gain on Foreign Exchange	7,640	13,656	233
Grant Income	5	61	98
Income from Other Items	545	489	474
Other Income	8,190	14,585	805
The other expenses are shown in the following overview.

in 000' €	2021	2020	2019
Loss on Foreign Exchange	(5,944)	(4,581)	(413)
Expenses from Other Items	(425)	(594)	(214)
Other Expenses	(6,369)	(5,175)	(627)
The finance income is shown in the following overview.

in 000' €	2021	2020	2019
Foreign Exchange Gains	18,782	7,160	121
Gains from Measurement at Fair Value	15,231	83,654	2,456
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	61,876	0	0
Interest Income	723	1,233	223
Finance Income	96,612	92,047	2,799
The finance expenses are shown in the following overview.

in 000' €	2021	2020	2019
Foreign Exchange Losses	(46,297)	(31,694)	(777)
Losses from Measurement at Fair Value	(4,247)	(19,313)	(442)
Effective Interest Expenses from Financial Liabilities at Amortized Cost	(62,252)	(17,783)	0
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(64,846)	(24,565)	0
Other Interest Expenses	(2,415)	(1,021)	(91)
Interest Expenses on Lease Liabilities	(1,157)	(1,174)	(932)
Bank Fees	(242)	(664)	(31)
Finance Expenses	(181.456)	(96.214)	(2.272)

Summary of Income Taxes and Benefits

in 000' €	2021	2020	2019
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: kEUR (96); 2020: kEUR 66; 2019: kEUR 0)	1,172	(67,073)	(1)
Deferred Tax Benefit / (Expenses)	75,419	142,472	3,507
Total Income Tax Benefit / (Expenses)	76,591	75,399	3,506

Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense

in 000' €	2021	2020	2019
Earnings Before Income Taxes	(591,051)	22,492	(106,520)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	157,663	(6,000)	28,414
Tax Effects Resulting from:
Premium from Capital Increase by Incyte	0	14,182	0
Share-based Payment	(547)	(1,823)	(387)
Permanent Differences	(58,971)	4,991	(411)
Non-Tax-Deductible Items	(1,992)	(9,718)	(151)
Non-Recognition of Deferred Tax Assets on Temporary Differences	(8,117)	0	0
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(7,817)	0	(24,285)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	0	6,548	0
Effect from Utilization of Loss Carryforwards for which no Deferred Tax Assets were recognized	0	66,472	0
Tax Rate Differences to Local Tax Rates	(3,721)	140	(1,461)
Effect of Tax Rate Changes	0	0	1,789
Prior Year Taxes	96	0	0
Other Effects	(3)	607	(2)
Actual Income Tax	76,591	75,399	3,506
Effective Tax Rate	13.0%	(335.2)%	3.3%

Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses

in 000' €	Carry-Forward of Tax Losses
Tax Losses from Prior Years	0
Tax Losses absorbed from Constellation	563,697
Tax Losses from Current Year	138,257
Foreign Currency Translation Differences	22,795
Total Tax Losses as of December 31, 2021	724,749
Expected Deferred Tax Assets on Total Tax Losses	186,945
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(7,817)
Deferred Tax Assets on Tax Losses	179,128

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2021	Deferred Tax Asset 2020	Deferred Tax Liability 2021	Deferred Tax Liability 2020
Financial Assets /Liabilities from Collaborations	137,184	137,778	531	5,475
Financial Liabilities from Future Payments to Royalty Pharma	43,611	0	2,092	0
Bonds	507	113	11,260	13,653
Leases	802	824	976	787
Intangible Assets	6,549	8,753	195,371	517
Inventories	2,255	1,328	0	0
Receivables and Other Assets	890	1,099	1,988	211
Property, Plant and Equipment	0	0	108	381
Provisions	5,880	2,581	0	2,723
Other Liabilities	0	0	0	980
Tax Losses	179,128	0	0	0
Offsetting	(190,261)	(19,670)	(190,261)	(19,670)
Total	186,545	132,806	22,065	5,057

Schedule of Changes in Deferred Taxes	After netting, both the deferred tax assets and the deferred tax liabilities are of a non-current nature.

	Changes in Deferred Taxes in 2021
in 000' €	Income / (Expense)	Direct Recognition from Purchase Price Allocation
Financial Assets /Liabilities from Collaborations	4,350	0
Financial Liabilities from Future Payments to Royalty Pharma	41,519	0
Bonds	2,787	0
Leases	(211)	0
Intangible Assets	(13,180)	(183,878)
Inventories	927	0
Receivables and Other Assets	(1,986)	0
Property, Plant and Equipment	113	160
Provisions	4,363	1,659
Other Liabilities	980	0
Tax Losses	35,047	144,081
Foreign Currency Translation Differences	710	(710)
Total	75,419	(38,688)

Summary of Earnings per Share
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

	2021	2020	2019
Numerator (in €)
Consolidated Net Profit / (Loss) - used in calculating Basic Earnings per Share	(514,460,016)	97,890,576	(103,014,058)
Interest in connection with Dilutive Shares	0	654,487	0
Profit used in calculating Diluted Earnings per Share	(514,460,016)	98,545,063	(103,014,058)
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	33,401,069	32,525,644	31,611,155
Dilutive Shares	0	642,208	0
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	33,401,069	33,167,852	31,611,155
Earnings per Share (in €)
Basic	(15.40)	3.01	(3.26)
Diluted	(15.40)	2.97	(3.26)